Share-Based Compensation - Schedule of Stock Options Awards Valuation Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield		0.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (Years)	6 years 1 month 2 days	6 years 7 days
Expected Volatility	41.00%	42.00%
Risk-free interest rate	2.67%	1.22%
Dividend Yield	0.00%	0.00%
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation date stock price	$ 1.68
Valuation date to end of performance period (Years)	10 years
Expected Volatility	38.78%
Risk-free interest rate	2.80%
Dividend Yield	0.00%